NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 8. NOTES PAYABLE - RELATED PARTIES

In April 2012, the Company issued $175,000 Notes to two (2) accredited investors, aggregating to $350,000.  The Notes accrue PIK interest at 0.25% per annum, with the principal and PIK interest due at maturity (December 31, 2014).  In connection with each of the Notes, the Company issued warrants to purchase 29,047,619 shares of no-par common stock for $36, which were exercised.  The proceeds were allocated between the fair value of the warrants and the notes, resulting in the recognition of $49,170 as a debt discount.

In September 2012, the Company issued a $90,000 note to an accredited investor.  The Note accrues PIK interest at 0.25% per annum, with the principal and PIK interest due at maturity (February 28, 2015).  In connection with this note, the Company issued warrants to purchase 20,952,381 shares of No-Par Common Stock for $26, which was exercised.  The proceeds were allocated between the fair value of the warrants and the notes, resulting in the recognition of $12,293 as a debt discount.

In February 2013, the Company issued a $150,000 note to an accredited investor.  The Note accrues PIK interest at 0.25% per annum, with the principal and PIK interest due at maturity (December 31, 2015).  In connection with this note, the Company issued warrants to purchase 29,047,619 shares of No-Par Common Stock for $36, which was exercised.  The proceeds were allocated between the fair value of the warrants and the notes, resulting in the recognition of $42,146 as a debt discount.  The investor has the right, upon the Company meeting certain operating metrics, to purchase an additional $75,000 note and receive the option to purchase 20,952,381 shares of No-Par Common stock for $26.

In August 2013, the Company issued a $35,000 note to an accredited investor.  The Note accrues PIK interest at 0.25% per annum, with the principal and PIK interest due at maturity (December 31, 2016).  In connection with this note, the Company issued warrants to purchase 9,777,777 shares of No-Par Common Stock for $12, which have been exercised.  The proceeds were allocated between the fair value of the warrants and the notes, resulting in the recognition of $2,868 as a debt discount.  The investor has the right, upon the Company meeting certain operating metrics, to purchase an additional $35,000 note and receive the option to purchase 14,000,000 shares of No-Par Common stock for $18.